Financial results	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Financial results

31 Financial results

Transactions in foreign currencies are translated into the respective functional currency of the Company’s subsidiaries at the exchange rates in effect on the transaction dates.

Monetary assets and liabilities denominated and measured in foreign currency on the reporting date are re-translated into the functional currency at the exchange rate on said date. Non-monetary assets and liabilities measured at fair value in foreign currency are re-translated into the functional currency at the exchange rate on the date on which the fair value was determined. Non-monetary items that are measured based on the historical cost in foreign currencies are translated at the exchange rate on the date of the transaction. The differences in foreign currencies resulting from conversion are recognized in financial income or loss, unless the liability involves a cash flow hedge accounting relationship.

	2023	2022	2021
Financial income
Interest income	1,469	1,050	440
Inflation indexation income on tax assets	51	16	1,042
Other	158	308	99
	1,678	1,374	1,581

Financial expenses
Interest expenses	(3,780)	(3,125)	(2,923)
Inflation indexation expenses on tax liabilities	(107)	(266)	(94)
Discounts granted	(14)	(129)	(76)
Loans transaction costs - amortization	(189)	(261)	(691)
Adjustment to present value - appropriation	(616)	(581)	(179)
Interest expense on leases	(281)	(203)	(174)
Other	(602)	(501)	(766)
	(5,589)	(5,066)	(4,903)

Derivatives and exchange rate variations, net
On financial assets	(751)	(522)	230
On financial liabilities	1,351	(50)	(4,233)
Gain on derivatives	83	636	246
Losses on derivatives	(172)	(597)	(1,004)
	511	(533)	(4,760)

Total	(3,400)	(4,225)	(8,082)

The effects from exchange variation on the Company’s transactions are mainly due to the variations in the following currencies:

	End of year rate			Average rate
								Variation
	2023	2022	Variation	2023	2022	2021	2023/2022	2022/2021
U.S. dollar - Brazilian real	4.8413	5.2177	-7.21%	4.9953	5.1655	5.3956	-3.29%	-4.26%
Euro - Brazilian real	5.3516	5.5694	-3.91%	5.4023	5.4420	6.3784	-0.73%	-14.68%
Mexican peso - Brazilian real	0.2856	0.2667	7.09%	0.2816	0.2569	0.2660	9.61%	-3.44%
U.S. dollar - Mexican peso	16.9596	19.5720	-13.35%	17.7913	20.1249	20.2900	-11.60%	-0.81%
U.S. dollar - Euro	0.9046	0.9416	-3.93%	0.9246	0.9510	0.8458	-2.77%	12.44%